GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of goodwill

	Express	Freight
	delivery	delivery	Global	Total
Balance as of December 31, 2019	241,623	5,580	42,115	289,318
Goodwill acquired	—	—	6,440	6,440
Balance as of December 31, 2020	241,623	5,580	48,555	295,758
Balance as of December 31, 2020 (US$)	37,030	855	7,442	45,327